Interim Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Operating activities
Net income (loss)	$ (487)	$ (3,826)	$ (1,901)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	34	269	255
Amortization of right to use assets	467	3,664	2,721
Interest on lease liabilities	35	274	60
(Gain) loss on disposal of property, plant and equipment
Change in operating assets and liabilities:
Change in accounts receivable	910	7,147	(14,573)
Change in inventories	252	1,977	(962)
Change in prepaid expenses and other current assets	31	242	(4,269)
Change in accounts payable	(230)	(1,807)	2,832
Change in other payables and accrued liabilities	(92)	(723)	(4,233)
Payments on lease	(473)	(3,715)	(3,229)
Net cash provided by (used in) operating activities	447	3,502	(23,299)
Investing activities
Purchase of property, plant and equipment	(6)	(47)	(37)
Net cash used in investing activities	(6)	(47)	(37)
Financing activities
Proceeds from issuance of ordinary shares			2,076
Advances from (to) related parties	(341)	(2,676)	693
Net cash provided by financing activities	(341)	(2,676)	2,769
Net increase (decrease) in cash	100	779	(20,567)
Effect on exchange rate change on cash	0	5	125
Cash as of beginning of the year	3,500	27,476	46,342
Cash as of the end of the year	3,600	28,260	25,900
Supplementary Cash Flows Information
Cash paid for interest	61	479	304
Cash paid for taxes	$ 1	$ 5	$ 62